Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
(8)	Stockholders’ Equity

(a)	Issuance of Common Stock

On July 24, 2013, the Company issued 152,241 shares of common stock to an existing shareholder for the termination of certain rights, including an anti-dilutive provision, contained in its stock purchase agreement.  As a result of the common stock issuance, the Company recorded an operating expense of $913,446 during the year ended December 31, 2013.

On July 30, 2013, the Company sold 6,336,664 shares of common stock to certain accredited investors. Net proceeds to the Company from the sale totaled approximately $35.7 million, after deducting the direct and incremental expenses of the offering and the commissions in connection with the offering paid by the Company of $2.3 million. On November 29, 2013 and December 6, 2013, the Company sold 1,715,800 shares of common stock in an underwritten offering.   Net proceeds to the Company from the sale totaled approximately $12.5 million, after deducting the direct and incremental expenses of the offering and the commissions in connection with the offering paid by the Company of $1.6 million.

(b)	Stock Option Plan

In January 2011, the board of directors adopted the 2011 Equity Incentive Plan (the “2011 Plan”) that provides for the granting of nonqualified and incentive stock options, restricted stock units and restricted stock. The 2011 Plan assumed all of the obligations, which existed under the previous 2000 Stock Option Plan. Under the 2011 Plan, the Company has granted nonqualified and incentive stock options for the purchase of common stock to directors, employees and nonemployees providing services to the Company. The board of directors, on an option-by-option basis, determines the number of shares, exercise price, term, and vesting period. Options granted generally have a ten-year contractual life. An aggregate of 1,783,292 shares are authorized for issuance under the amended 2011 Plan, with 304,673 shares remaining available for grant as of December 31, 2013.

A summary of stock option activity is as follows:

	Outstanding stock options

		Weighted
	Number of	average exercise
	shares	price
Balance at December 31, 2012	946,281	$3.07
Options granted	354,027	4.29
Options exercised	(3,761)	2.81
Options forfeited	(8,610)	5.53
Options cancelled	(23,592)	11.25
Balance at December 31, 2013	1,264,345	3.25

Options exercisable at December 31, 2013	915,627	2.84

The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

Options outstanding				Options exercisable
	Weighted				Weighted
	average				average
	remaining	Weighted			remaining	Weighted
	contractual	average			contractual	average
Number	life	exercise	Aggregate intrinsic	Number	life	exercise	Aggregate
outstanding	(Years)	price	value	exerciseable	(Years)	price	intrinsic value

1,264,345	7.65	$3.25	$6,330,494	915,627	7.15	$2.84	$4,960,933

The intrinsic value for stock options is defined as the difference between the current market value and the exercise price. The total intrinsic value of stock options exercised during the years ended December 31, 2013 was $12,000.  No stock options were exercised in 2012.  During January 2013, the Company modified 907,336 existing time-vested and performance based stock options of fifteen employees and non-employee directors by lowering the exercise price to $2.81. Additionally, the Company modified the vesting terms for its unvested performance based stock options and unvested restricted common stock of fifteen employees and non-employee directors to vest on the earlier of the first closing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. Compensation expense of $422,000 was recorded as a result of the modifications.

(c)	Restricted Common Stock

In 2010, the Company issued 112,720 shares of restricted common stock to employees. Ten percent of the issued restricted common stock vested on December 31, 2011.  The remaining ninety percent of the restricted shares were modified on January 31, 2013 to vest on the earlier of the first dosing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015.  Compensation expense was recorded as a result of the modification (see note 8(b)).  The grant date fair value of these shares when issued was $5.75 per share. The Company includes unvested restricted stock in outstanding shares for financial reporting purposes when the awards vest.

On June 28, 2013, the Company accelerated the vesting of 7,763 shares of restricted common stock   and repurchased a combined total of 8,626 shares of common stock from six employees at a price of $6.16 per share. The acceleration of the vesting resulted in the recognition of $16,000 in stock-based compensation expense. The repurchased shares were retired during the reverse merger and charged against additional paid-in-capital (see note 2).

On September 16, 2013, the Company issued 12,000 shares of restricted common stock to an employee. These shares vest over time with one-third vesting on the one-year anniversary of award, with the balance vesting monthly on a pro-rata basis over the subsequent two years.

A summary of restricted common stock activity is as follows:

Number of unvested
restricted shares

Balance at December 31, 2012	99,869
Granted	12,000
Vested	(7,763)
Cancelled	(322)
Balance at December 31, 2013	103,784

(d)	Restricted Stock Units

On December 10, 2013, the Company issued 15,000 shares of restricted stock units to employees. These units cliff vest on December 31, 2014.

A summary of restricted stock unit activity is as follows:

Restricted
Stock Units

Balance at December 31, 2012	-
Granted	15,000
Vested	-
Cancelled	-
Balance at December 31, 2013	15,000

(e)	Warrants

For charitable purposes, on December 23, 2003, the Company granted warrants to a local university for 20,467 shares of common stock at a price of $12.21 per share with an original expiration date of December 31, 2010. In January 2011, the Company extended the term to December 31, 2015 at the same price.